Income taxes	12 Months Ended
Dec. 31, 2017
Income Taxes [abstract]
Income taxes
17.   Income taxes
The components of income tax expense (recovery) are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2017	2016

Current income tax expense	$161	$-
Deferred income tax expense (recovery)	(588)	210
Income tax expense (recovery)	$(427)	$210

The Company’s effective rate of income tax differs from the statutory rate of 26.5% as follows:

	Year ended	Year ended
	December 31,	December 31,
	2017	2016

Tax recovery at statutory rates	$(1,032)	$(1,330)
Mexican mining royalty	199	210
Impact of foreign tax rates	18	215
Non-deductible expenses	535	1,477
Alternative minimum tax credits	(626)	-
Losses not recognized (recognized)	479	(362)
Income tax expense (recovery)	$(427)	$210

On December 22, 2017, the United States government enacted a tax reform with changes to reducing the corporate income tax rate from 35% to 21% and repealing the corporate alternative minimum tax effective January 1, 2018. The Company assessed the impact of the tax reform and recognized a deferred tax asset of $0.6 million as at December 31, 2017 with respect to recoverable alternative minimum tax credits. Impact of the tax reform may differ due to changes in interpretations and assumptions made along with guidance which may subsequently be issued.

The Company’s net deferred tax liability relates to the Mexican mining royalty and arises principally from the following:

	December 31,	December 31,
	2017	2016

Property, plant and equipment	$900	$972
Total deferred tax liabilities	900	972

Alternative minimum tax credits	626	-
Other	28	138
Total deferred tax assets	654	138
Net deferred tax liabilities	$246	$834

Deferred income taxes have not been recognized in respect of the following deductible temporary differences, as management does not consider their utilization to be probable for the foreseeable future:

	December 31,	December 31,
	2017	2016

Property, plant and equipment	$4,890	$3,272
Mexican tax losses (expiring in 2018 - 2027)	42,843	52,702
Canadian tax losses (expiring in 2029 - 2037)	35,173	30,268
U.S. tax losses (expiring in 2020 - 2037)	32,070	29,764
Provisions and other	24,956	24,718
Deferred Mexican mining royalty	872	834
	$140,804	$141,558